DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS	DERIVATIVE INSTRUMENTS
The Company manages risks associated with certain assets and liabilities by using derivative instruments. Derivative instruments are financial contracts whose value is derived from underlying interest rates, exchange rates or other financial instruments. The Company does not invest in derivatives for speculative purposes.
Foreign exchange forwards, options and swaps are over-the-counter contractual agreements negotiated between counterparties. The Company purchases equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed products are exposed. Equity-indexed contracts include a fixed host universal-life insurance or annuity contract and an equity-indexed embedded derivative. Futures contracts are traded in an organized market and are contractual obligations to buy or sell a financial instrument at a predetermined future time at a given price.
The notional principal represents the amount to which a rate or price is applied to determine the cash flows to be exchanged periodically and does not represent credit exposure. Maximum credit risk is the estimated cost of replacing derivative instruments which have a positive value, should the counterparty default.
Derivatives, except for embedded derivatives, are included in “Other invested assets” or “Other liabilities”, at fair value in the statements of financial position. Embedded derivatives on Modco arrangements, embedded derivatives on indexed annuity and variable annuity products and embedded derivatives on funds withheld arrangements are included in the statements of financial position within the “Reinsurance funds withheld”, “Policyholders’ account balances” and “Funds withheld for reinsurance liabilities” lines respectively, at fair value.
The notional amounts and fair values of freestanding derivative instruments are shown below:

AS OF US$ MILLIONS	Primary underlying risk	June 30, 2025			December 31, 2024
		Notional Amount	Fair Value(1)		Notional Amount	Fair Value(1)
			Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign exchange forwards	Foreign currency	$1,188	$—	$(57)	$1,625	$21	$(18)
Cross currency swaps	Foreign currency	1,891	56	—	1,330	9	(16)
Interest rate swaps	Interest rate	900	18	—	—	—	—

Derivatives not designated as hedging instruments:
Equity-indexed options	Equity	$46,394	$1,118	$(3)	$46,374	$1,311	$(5)
Equity total return swaps	Equity	470	19	(4)	18	1	—
Foreign exchange forwards	Foreign currency	3,060	12	(165)	3,684	34	(9)
Cross currency swaps	Foreign currency	416	—	(19)	38	—	—
Interest rate swaps	Interest rate	1,030	21	(5)	985	15	(9)
		$55,349	$1,244	$(253)	$54,054	$1,391	$(57)
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(1)The asset and liability balances are presented on a gross basis. Amounts are reported in “Other invested assets” and “Other liabilities” in the statements of financial position after the evaluation for rights of offset. See “Derivative Exposure” section of this note for further details.
Derivatives Designated as Hedging Instruments
The Company has designated and accounted for certain foreign exchange forwards and cross currency swaps (together “foreign currency derivatives”) as fair value hedges to protect a portion of the available-for-sale fixed maturity securities against changes in fair value due to changes in exchange rates. The Company has also designated and accounted for certain interest rate swaps (“interest rate derivatives”) as fair value hedges to convert a portion of PAB from a fixed rate liability to a floating rate liability.
For derivative instruments that were designated and qualified as fair value hedges, the gain or loss on the portion of the derivative instrument included in the assessment of hedge effectiveness and the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in the same line item in the statements of operations. The unrealized gain or loss attributable to changes in exchange rates on the available-for-sale fixed maturity securities that were designated as part of the hedge are reclassified out of other comprehensive income (“OCI”) into “Investment related gains (losses)” in the statements of operations. The remaining change in unrealized gain or loss on the hedged item not associated with the risk being hedged remains as a component of OCI. The gains (losses) on interest rate derivatives designated as hedging instruments for certain PAB are included in “Interest sensitive contract benefits” in the statements of operations.
The following represents the amount of gains (losses) related to the derivatives and hedged items that qualify for fair value hedges:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Foreign currency derivatives:
Hedged items	$(67)	$15	$(32)	$56
Derivatives designated as hedging instruments	58	(14)	23	(55)
Interest rate derivatives:
Hedged items	8	—	18	—
Derivatives designated as hedging instruments	(8)	—	(18)	—
Gains (losses) on fair value hedges	$(9)	$1	$(9)	$1
The following table presents the carrying amount and cumulative fair value hedging adjustments for a portion of PAB designated and qualifying as hedged items in fair value hedges:

AS OF US$ MILLIONS	Carrying Amount of the Hedged Assets (Liabilities)		Cumulative Amount of Fair Value Hedging Adjustments Included in the Carrying Amount of Hedge Assets (Liabilities)
Location in the statements of financial position	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Policyholders’ account balances	$(912)	$—	$(18)	$—
Derivatives Not Designated as Hedging Instruments
The following represents the amount of gains (losses) related to the derivatives not designated as hedging instruments, recognized in “Investment related gains (losses)” on the statements of operations, except for equity-indexed options which are recognized in “Change in fair value of insurance-related derivatives and embedded derivatives”:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Equity-indexed options	$232	$285	$(102)	$385
Equity total return swaps	20	—	33	—
Foreign exchange forwards	(234)	(6)	(281)	(2)
Cross currency swaps	(14)	—	(15)	—
Interest rate options	—	1	—	1
Interest rate swaps	(2)	—	3	(3)
Bond futures	—	9	—	5
Total	$2	$289	$(362)	$386
Derivative Exposure
The Company’s use of derivative instruments exposes it to credit risk in the event of non-performance by counterparties. The Company has a policy of only dealing with counterparties it believes are creditworthy and obtaining sufficient collateral where appropriate, as a means to mitigating the financial loss from defaults. The minimum credit rating of our counterparties is BBB+ as of June 30, 2025 (December 31, 2024 – BBB+), and all derivatives have been appropriately collateralized by the Company and the counterparties in accordance with the terms of the derivative agreements. The Company holds collateral in cash and notes secured by U.S. government-backed assets. The non-performance risk is the net counterparty exposure based on fair value of open contracts less fair value of collateral held. The Company maintains master netting agreements with its current active trading partners. A right of offset has been applied to cash collateral that supports credit risk and has been recorded in the statements of financial position as an offset to “Other invested assets” with an associated payable to “Other liabilities” for non-cash and excess collateral. A right of offset has also been applied to derivative assets and liabilities with the same counterparty under the same master netting agreement, and such derivative instruments are presented on a net basis in the statements of financial position.
Information regarding the Company’s exposure to credit loss on the derivatives it holds, including the effect of rights of offset, is presented below:

AS OF JUN. 30, 2025 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,118	$(65)	$1,053	$(987)	$(21)	$45
Equity total return swaps	19	—	19	—	—	19
Foreign exchange forwards	12	(12)	—	—	—	—
Cross currency swaps	56	(2)	54	—	—	54
Interest rate swaps	39	(5)	34	—	—	34
Total derivative assets	$1,244	$(84)	$1,160	$(987)	$(21)	$152

Derivative liabilities:
Equity-indexed options	$(3)	$3	$—	$—	$—	$—
Equity total return swaps	(4)	—	(4)	—	—	(4)
Foreign exchange forwards	(222)	74	(148)	—	1	(147)
Cross currency swaps	(19)	2	(17)	—	—	(17)
Interest rate swaps	(5)	5	—	—	—	—
Total derivative liabilities	$(253)	$84	$(169)	$—	$1	$(168)
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(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of June 30, 2025, the Company held excess collateral of $59 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Gross amount of derivative instruments(1)	Gross amounts offset in the statements of financial position(2)	Net amount presented on the statements of financial position	Collateral (received) pledged in cash(3)	Collateral (received) pledged in invested assets(3)	Exposure net of collateral
Derivative assets:
Equity-indexed options	$1,311	$(5)	$1,306	$(1,298)	$—	$8
Equity total return swaps	1	—	1	—	—	1
Foreign exchange forwards	55	(1)	54	—	—	54
Cross currency swaps	9	(9)	—	—	—	—
Interest rate swaps	15	(15)	—	—	—	—
Total derivative assets	$1,391	$(30)	$1,361	$(1,298)	$—	$63

Derivative liabilities:
Equity-indexed options	(5)	5	—	—	$—	$—
Equity total return swaps	—	—	—	—	—	—
Foreign exchange forwards	$(27)	$7	$(20)	$—	$18	$(2)
Cross currency swaps	(16)	9	(7)	—	5	(2)
Interest rate swaps	(9)	9	—	—	—	—
Total derivative liabilities	$(57)	$30	$(27)	$—	$23	$(4)
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(1)Represents derivative assets and liabilities on a gross basis, which are not offset under enforceable master netting agreements that meet all offsetting criteria.
(2)Represents netting of derivative exposures covered by qualifying master netting agreements.
(3)Excludes a portion of collaterals held in cash and invested assets that are excess collateral. As of December 31, 2024, the Company held excess collateral of $76 million.
Embedded Derivatives
The fair values of embedded derivatives that have been separated from their host contracts, presented in the statements of financial position, are shown below:

AS OF US$ MILLIONS		June 30, 2025		December 31, 2024
	Location in the statements of financial position	Fair Value		Fair Value
		Assets	Liabilities	Assets	Liabilities
Modco arrangement	Reinsurance funds withheld	$6	$—	$18	$—
Indexed annuity and variable annuity product	Policyholders’ account balances	—	(6,257)	—	(1,123)
Funds withheld arrangement	Funds withheld for reinsurance liabilities	—	(63)	—	(37)
		$6	$(6,320)	$18	$(1,160)
The following represents the amount of gains (losses) related to embedded derivatives recorded in the statements of operations:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Location in the statements of operations	Three Months Ended		Six Months Ended
		2025	2024	2025	2024
Modco arrangement	Net investment results from reinsurance funds withheld	$(2)	$141	$(12)	$276
Indexed annuity and variable annuity product	Change in fair value of insurance-related derivatives and embedded derivatives	(355)	(237)	(200)	(294)
Funds withheld arrangement	Change in fair value of insurance-related derivatives and embedded derivatives	(8)	(35)	(29)	(34)
		$(365)	$(131)	$(241)	$(52)